OTHER FINANCIAL DATA - U.S. TREASURY GRANT RECEIVABLE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Mesquite Solar 1 [Member]	Jun. 30, 2013 Copper Mountain Solar 2 [Member]
U.S. Treasury Grants Receivable [Line Items]
U.S. Treasury grants receivable		$ 0	$ 258
Proceeds from U.S. Treasury grants		238	0	0	164	74
Reduction in tax benefit due to sequestration	5
Sequestration of U.S. Treasury grants receivable		$ 23	$ 0	$ 0